Total Capital and Net Income Per Common Unit - Issuances of Common Units (Footnotes) (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	Oct. 05, 2016	Jan. 31, 2015	Dec. 31, 2014	Jul. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 31, 2013
Capital Unit [Line Items]
Issuance of new common units, maximum aggregate amount								$ 100,000
Units Issued (shares)				3,090,000		1,173,428	1,050,463
Net Proceeds				$ 140,484		$ 35,374	$ 41,655
Continuous Offering Program 2014
Capital Unit [Line Items]
Units Issued (shares)			160,000
Net Proceeds		$ 6,800
Series A Preferred Stock
Capital Unit [Line Items]
Dividend rate, percentage	9.00%				9.00%
Redemption price (USD per share)	$ 25.00
Teekay Corporation
Capital Unit [Line Items]
General partner interest percentage					2.00%